WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 56.4%
Argentina - 1.5%
Argentine Republic Government International Bond, Senior Notes	8.280%	12/31/33	378,550		$179,446	(a)
Autonomous City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	170,000		124,527	(b)
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	190,000		69,825	(b)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	160,000		60,800	(b)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	150,000		66,000	(b)

Total Argentina					500,598

Bahrain - 1.4%
Bahrain Government International Bond, Senior Notes	7.500%	9/20/47	440,000		450,329	(b)

Brazil - 1.2%
Brazil Letras do Tesouro Nacional	0.000%	1/1/24	61,000	BRL	9,495
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	1,720,000	BRL	374,816

Total Brazil					384,311

Costa Rica - 0.5%
Costa Rica Government International Bond, Senior Notes	4.375%	4/30/25	200,000		167,429	(b)

Dominican Republic - 1.7%
Dominican Republic International Bond, Senior Notes	7.500%	5/6/21	66,667		68,217	(c)
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	500,000		500,572	(c)

Total Dominican Republic					568,789

Ecuador - 0.7%
Ecuador Government International Bond, Senior Notes	7.775%	1/23/28	640,000		230,400	(b)

Egypt - 3.3%
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	300,000		292,500	(c)
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	300,000		294,771	(b)
Egypt Government International Bond, Senior Notes	8.500%	1/31/47	300,000		292,379	(b)
Egypt Government International Bond, Senior Notes	8.875%	5/29/50	200,000		197,530	(b)

Total Egypt					1,077,180

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2020 Quarterly Report	1

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
El Salvador - 0.6%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	100,000		$83,001	(b)
El Salvador Government International Bond, Senior Notes	7.125%	1/20/50	150,000		115,313	(b)

Total El Salvador					198,314

Ethiopia - 0.6%
Ethiopia International Bond, Senior Notes	6.625%	12/11/24	200,000		187,569	(c)

Ghana - 1.3%
Ghana Government International Bond	10.750%	10/14/30	210,000		236,991	(b)
Ghana Government International Bond, Senior Notes	6.375%	2/11/27	200,000		179,500	(b)

Total Ghana					416,491

Guatemala - 0.7%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	200,000		217,000	(b)

Indonesia - 5.8%
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	530,000		603,578	(c)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	570,000		661,221	(b)
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	970,000,000	IDR	67,508
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	509,000,000	IDR	37,278
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	7,330,000,000	IDR	520,375

Total Indonesia					1,889,960

Israel - 0.7%
Israel Government International Bond, Senior Notes	3.875%	7/3/50	200,000		229,637

Ivory Coast - 0.6%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	210,000		198,387	(b)

Jamaica - 1.4%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	200,000		210,714
Jamaica Government International Bond, Senior Notes	7.875%	7/28/45	210,000		234,152

Total Jamaica					444,866

Jordan - 0.8%
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	265,000		245,882	(b)

See Notes to Schedule of Investments.

2	Western Asset Emerging Markets Debt Fund 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 3.2%
Mexican Bonos, Senior Notes	7.750%	11/23/34	3,400,000	MXN	$169,525
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	280,000		293,525
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	547,000		570,568

Total Mexico					1,033,618

Nigeria - 1.2%
Nigeria Government International Bond, Senior Notes	7.625%	11/21/25	200,000		192,400	(b)
Nigeria Government International Bond, Senior Notes	7.625%	11/28/47	250,000		208,300	(b)

Total Nigeria					400,700

Oman - 1.1%
Oman Government International Bond, Senior Notes	6.000%	8/1/29	250,000		209,510	(b)
Oman Government International Bond, Senior Notes	6.750%	1/17/48	200,000		151,701	(c)

Total Oman					361,211

Panama - 2.2%
Panama Government International Bond, Senior Notes	4.500%	4/1/56	410,000		486,469
Panama Government International Bond, Senior Notes	3.870%	7/23/60	200,000		219,000

Total Panama					705,469

Paraguay - 0.7%
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	200,000		221,561	(b)

Peru - 5.0%
Corp. Financiera de Desarrollo SA, Subordinated Notes (5.250% to 7/15/24 then 3 month LIBOR + 5.605%)	5.250%	7/15/29	200,000		210,638	(c)(d)
Peruvian Government International Bond, Senior Notes	2.392%	1/23/26	290,000		300,440
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	520,000		548,600
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	290,000		483,125
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	60,000		93,528

Total Peru					1,636,331

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2020 Quarterly Report	3

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Philippines - 2.2%
Philippine Government International Bond, Senior Notes	3.950%	1/20/40	340,000		$397,798
Philippine Government International Bond, Senior Notes	3.700%	2/2/42	275,000		316,700

Total Philippines					714,498

Qatar - 3.2%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	220,000		287,780	(b)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	400,000		504,345	(b)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	200,000		252,173	(c)

Total Qatar					1,044,298

Russia - 4.6%
Russian Federal Bond - OFZ	7.600%	7/20/22	19,080,000	RUB	287,485
Russian Federal Bond - OFZ	7.050%	1/19/28	13,938,000	RUB	220,958
Russian Federal Bond - OFZ	7.700%	3/16/39	25,020,000	RUB	433,045
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	400,000		547,882	(b)

Total Russia					1,489,370

Saudi Arabia - 1.4%
Saudi Government International Bond, Senior Notes	4.625%	10/4/47	400,000		452,386	(c)

Senegal - 0.6%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	200,000		188,862	(b)

South Africa - 0.6%
Republic of South Africa Government International Bond, Senior Notes	5.375%	7/24/44	250,000		205,625

Sri Lanka - 0.4%
Sri Lanka Government International Bond, Senior Notes	6.825%	7/18/26	260,000		148,198	(b)

Turkey - 2.9%
Turkey Government International Bond, Senior Notes	5.750%	3/22/24	200,000		196,000
Turkey Government International Bond, Senior Notes	6.350%	8/10/24	200,000		199,437

See Notes to Schedule of Investments.

4	Western Asset Emerging Markets Debt Fund 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Turkey - continued
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	375,000		$333,547
Turkey Government International Bond, Senior Notes	5.750%	5/11/47	280,000		218,666

Total Turkey					947,650

Ukraine - 1.9%
Ukraine Government International Bond, Senior Notes	4.375%	1/27/30	150,000	EUR	136,915	(b)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	510,000		488,371	(b)

Total Ukraine					625,286

United Arab Emirates - 1.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	4/16/25	200,000		208,650	(b)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	200,000		201,257	(b)

Total United Arab Emirates					409,907

Uruguay - 1.1%
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	155,000		190,542
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	130,000		158,672

Total Uruguay					349,214

TOTAL SOVEREIGN BONDS (Cost - $18,576,401)					18,341,326

CORPORATE BONDS & NOTES - 40.8%
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.6%
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	200,000		204,442	(b)

Media - 0.6%
Cable Onda SA, Senior Notes	4.500%	1/30/30	200,000		196,463	(b)

Wireless Telecommunication Services - 0.6%
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	200,000		199,312	(c)

TOTAL COMMUNICATION SERVICES					600,217

ENERGY - 14.1%
Oil, Gas & Consumable Fuels - 14.1%
Abu Dhabi Crude Oil Pipeline LLC, Senior Secured Notes	4.600%	11/2/47	200,000		230,530	(b)
Ecopetrol SA, Senior Notes	6.875%	4/29/30	150,000		171,600
Ecopetrol SA, Senior Notes	5.875%	5/28/45	240,000		250,633

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2020 Quarterly Report	5

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	210,000	$237,336	(b)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	200,000	242,000	(b)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	260,000	262,504	(b)
Pertamina Persero PT, Senior Notes	6.450%	5/30/44	340,000	418,123	(b)
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	637,000	651,266
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	400,000	376,318
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	446,000	359,117
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	400,000	284,318
Petronas Capital Ltd., Senior Notes	4.800%	4/21/60	300,000	393,410	(b)
Sinopec Group Overseas Development 2017 Ltd., Senior Notes	4.000%	9/13/47	420,000	481,921	(c)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.550%	11/1/28	200,000	216,214	(b)

TOTAL ENERGY				4,575,290

FINANCIALS - 12.1%
Banks - 11.6%
ABQ Finance Ltd., Senior Notes	3.500%	2/22/22	200,000	203,478	(c)
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	150,000	153,548	(b)
Banco del Estado de Chile, Senior Notes	2.704%	1/9/25	200,000	202,375	(b)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/6/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	260,000	253,427	(b)(d)(e)
Banco Santander Mexico SA, Institucion de Banca Multiple, Grupo Financiero Santander Mexico, Senior Notes	5.375%	4/17/25	180,000	193,680	(b)
Bancolombia SA, Senior Notes	3.000%	1/29/25	200,000	193,563
Bank Leumi Le-Israel BM, Subordinated Notes (3.275% to 1/29/26 then 5 year Treasury Constant Maturity Rate + 1.631%)	3.275%	1/29/31	200,000	189,563	(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/18/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	200,000	182,631	(b)(d)
Export-Import Bank of China, Senior Notes	3.625%	7/31/24	270,000	294,058	(c)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.125% to 12/12/22 then 5 year Treasury Constant Maturity Rate + 3.981%)	6.125%	12/12/22	400,000	370,750	(b)(d)(e)

See Notes to Schedule of Investments.

6	Western Asset Emerging Markets Debt Fund 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
Russian Agricultural Bank OJSC Via RSHB Capital SA, Subordinated Notes	8.500%	10/16/23	640,000	$706,852	(c)
TC Ziraat Bankasi AS, Senior Notes	4.750%	4/29/21	400,000	400,771	(b)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	200,000	197,302	(b)
United Overseas Bank Ltd., Subordinated Notes (3.750% to 4/15/24 then 5 year Treasury Constant Maturity Rate + 1.500%)	3.750%	4/15/29	200,000	208,540	(b)(d)

Total Banks				3,750,538

Diversified Financial Services - 0.5%
DAE Funding LLC, Senior Notes	5.000%	8/1/24	200,000	167,623	(b)

TOTAL FINANCIALS				3,918,161

INDUSTRIALS - 2.4%
Construction & Engineering - 1.6%
Hutama Karya Persero PT	3.750%	5/11/30	500,000	521,570	(b)

Industrial Conglomerates - 0.1%
General Electric Co., Senior Notes	3.450%	5/1/27	40,000	39,806

Road & Rail - 0.7%
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	4.700%	5/7/50	200,000	229,600	(b)

TOTAL INDUSTRIALS				790,976

INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.4%
Mastercard Inc., Senior Notes	3.300%	3/26/27	40,000	45,439
Mastercard Inc., Senior Notes	3.350%	3/26/30	40,000	46,307
Mastercard Inc., Senior Notes	3.850%	3/26/50	20,000	25,686

TOTAL INFORMATION TECHNOLOGY				117,432

MATERIALS - 4.9%
Chemicals - 3.4%
CNAC HK Finbridge Co. Ltd., Senior Notes	4.125%	7/19/27	470,000	500,214	(c)
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	199,070	(c)
OCP SA, Senior Notes	4.500%	10/22/25	230,000	230,524	(b)
Sociedad Quimica y Minera de Chile SA, Senior Notes	4.250%	1/22/50	200,000	185,813	(b)

Total Chemicals				1,115,621

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2020 Quarterly Report	7

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 1.5%
Indonesia Asahan Aluminum Persero PT, Senior Notes	6.757%	11/15/48	350,000	$412,087	(c)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	43,000	53,881

Total Metals & Mining				465,968

TOTAL MATERIALS				1,581,589

REAL ESTATE - 0.6%
Real Estate Management & Development - 0.6%
Country Garden Holdings Co. Ltd., Senior Secured Notes	7.250%	4/4/21	200,000	201,503	(c)

UTILITIES - 4.5%
Electric Utilities - 2.6%
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.875%	4/23/30	220,000	255,640	(b)
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	200,000	211,729	(b)
Eskom Holdings SOC Ltd.	6.350%	8/10/28	200,000	197,000	(c)
Kallpa Generacion SA, Senior Notes	4.125%	8/16/27	200,000	197,212	(b)

Total Electric Utilities				861,581

Gas Utilities - 0.7%
Grupo Energia Bogota SA ESP, Senior Notes	4.875%	5/15/30	200,000	213,700	(b)

Independent Power and Renewable Electricity Producers - 1.2%
Three Gorges Finance Ltd., Senior Notes	3.150%	6/2/26	370,000	397,558	(b)

TOTAL UTILITIES				1,472,839

TOTAL CORPORATE BONDS & NOTES (Cost - $12,668,424)				13,258,007

	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%
OTC PURCHASED OPTIONS - 0.0%
U.S. Dollar/Indian Rupee, Put @ 73.20INR (Cost - $946)	JPMorgan Chase & Co.	6/11/20	190,000	190,000	6

TOTAL INVESTMENTS - 97.2% (Cost - $31,245,771)					31,599,339
Other Assets in Excess of Liabilities - 2.8%					920,006

TOTAL NET ASSETS - 100.0%					$32,519,345

See Notes to Schedule of Investments.

8	Western Asset Emerging Markets Debt Fund 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

(a)	The coupon payment on these securities is currently in default as of May 31, 2020.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
OJSC	— Open Joint Stock Company
PJSC	— Private Joint Stock Company
RUB	— Russian Ruble

SCHEDULE OF WRITTEN OPTIONS

OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Indian Rupee, Call (Premiums received - $1,013)	JPMorgan Chase & Co.	6/11/20	78.00INR	190,000	190,000	$(70)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

INR	— Indian Rupee

At May 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 10-Year Notes	4	9/20	$554,765	$556,250	$1,485

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2020 Quarterly Report	9

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

At May 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	4,559,000	USD	60,157	Barclays Bank PLC	6/15/20	$38
USD	202,595	INR	15,383,000	Barclays Bank PLC	6/15/20	(516)
USD	77,922	INR	5,855,790	JPMorgan Chase & Co.	6/15/20	605
USD	384,153	RUB	29,642,414	Bank of America N.A.	7/15/20	(34,480)
IDR	4,482,401,000	USD	302,008	Barclays Bank PLC	7/15/20	2,935
INR	14,008,814	USD	178,958	Barclays Bank PLC	7/15/20	5,452
USD	164,073	IDR	2,626,811,000	Barclays Bank PLC	7/15/20	(14,632)
USD	396,635	IDR	6,740,814,696	Barclays Bank PLC	7/15/20	(61,950)
BRL	1,406,000	USD	256,921	JPMorgan Chase & Co.	7/15/20	5,987
USD	78,702	BRL	454,000	JPMorgan Chase & Co.	7/15/20	(6,191)
USD	580,291	BRL	3,052,042	JPMorgan Chase & Co.	7/15/20	9,590
USD	135,194	MXN	3,299,000	JPMorgan Chase & Co.	7/15/20	(12,537)
USD	137,467	EUR	127,000	JPMorgan Chase & Co.	7/16/20	(3,650)
USD	1,022,422	SAR	3,844,000	Bank of America N.A.	8/13/20	(493)
USD	633,076	SAR	2,381,000	Goldman Sachs Group Inc.	9/15/20	(393)

Total						$(110,235)

Abbreviation(s) used in this table:

BRL	— Brazilian Real
EUR	— Euro
IDR	— Indonesian Rupiah
INR	— Indian Rupee
MXN	— Mexican Peso
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal
USD	— United States Dollar

At May 31, 2020, the Fund had the following open swap contract:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES — BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MAY 31, 2020[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Republic of Chile, 3.875%, 8/5/20	$500,000	12/20/24	0.837%	1.000% quarterly	$(3,689)	$15,066	$(18,755)
State of Qatar, 9.750%, 6/15/30	500,000	12/20/24	0.880%	1.000% quarterly	(2,694)	15,486	(18,180)

Total	$1,000,000				$(6,383)	$30,552	$(36,935)

See Notes to Schedule of Investments.

10	Western Asset Emerging Markets Debt Fund 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2020 Quarterly Report	11

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$18,341,326	—	$18,341,326
Corporate Bonds & Notes	—	13,258,007	—	13,258,007
Purchased Options	—	6	—	6

Total Investments	—	$31,599,339	—	$31,599,339

Other Financial Instruments:
Futures Contracts	$1,485	—	—	$1,485
Forward Foreign Currency Contracts	—	$24,607	—	24,607

Total Other Financial Instruments	$1,485	$24,607	—	$26,092

Total	$1,485	$31,623,946	—	$31,625,431

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$70	—	$70
Forward Foreign Currency Contracts	—	134,842	—	134,842
Centrally Cleared Credit Default Swaps on Sovereign Issues - Buy Protection	—	36,935	—	36,935

Total	—	$171,847	—	$171,847

†	See Schedule of Investments for additional detailed categorizations.

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Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended May 31, 2020. The following transactions were effected in shares of such company for the period ended May 31, 2020.

	Affiliate Value at February 29, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$496,118	$5,176,021	5,176,021	$5,672,139	5,672,139	—	$1,401	—	—

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